Stock-Based Compensation (Details) - Schedule of Stock Option Activity - Stock-Based Compensation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2010 Plan [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Outstanding Ending Balance	21,338	25,876
Weighted- Average Exercise Price per Share, Outstanding Ending Balance	$ 116.4	$ 128.4
Weighted- Average Remaining Contractual Term (Years), Outstanding Ending Balance	5 years 8 months 12 days	5 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 5,688,501
Shares, Options Exercisable	19,935
Weighted- Average Exercise Price per Share, Options Exercisable	$ 102.8
Weighted- Average Remaining Contractual Term (Years), Options Exercisable	4 years 5 months 8 days
Aggregate Intrinsic Value, Options Exercisable
Shares, Option Vested	19,935
Weighted- Average Exercise Price per Share, Option Vested	$ 102.8
Weighted- Average Remaining Contractual Term (Years), Option Vested	4 years 5 months 8 days
Aggregate Intrinsic Value, Option Vested
Shares, Granted
Weighted- Average Exercise Price per Share, Granted
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted
Shares, Exercised	(1,493)
Weighted- Average Exercise Price per Share, Exercised	$ 83.6
Weighted- Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited	(1,532)
Weighted- Average Exercise Price per Share, Forfeited	$ 313.6
Weighted- Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Expired/Cancelled	(1,513)
Weighted- Average Exercise Price per Share, Expired/Cancelled	$ 177.6
Weighted- Average Remaining Contractual Term (Years), Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled
2020 Plan [Member]
Stock-Based Compensation (Details) - Schedule of Stock Option Activity [Line Items]
Shares, Outstanding Ending Balance	42,778	40,071
Weighted- Average Exercise Price per Share, Outstanding Ending Balance	$ 468.4	$ 527.2
Weighted- Average Remaining Contractual Term (Years), Outstanding Ending Balance	8 years 5 months 15 days	9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 46,920
Shares, Options Exercisable
Weighted- Average Exercise Price per Share, Options Exercisable
Weighted- Average Remaining Contractual Term (Years), Options Exercisable
Aggregate Intrinsic Value, Options Exercisable
Shares, Option Vested	15,226
Weighted- Average Exercise Price per Share, Option Vested	$ 535.2
Weighted- Average Remaining Contractual Term (Years), Option Vested	8 years 2 months 1 day
Aggregate Intrinsic Value, Option Vested
Shares, Granted	8,810
Weighted- Average Exercise Price per Share, Granted	$ 174.4
Weighted- Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted
Shares, Exercised
Weighted- Average Exercise Price per Share, Exercised
Weighted- Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised
Shares, Forfeited	(6,033)
Weighted- Average Exercise Price per Share, Forfeited	$ 401.6
Weighted- Average Remaining Contractual Term (Years), Forfeited
Aggregate Intrinsic Value, Forfeited
Shares, Expired/Cancelled	(70)
Weighted- Average Exercise Price per Share, Expired/Cancelled	$ 330
Weighted- Average Remaining Contractual Term (Years), Expired/Cancelled
Aggregate Intrinsic Value, Expired/Cancelled